UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

4020 South 147th Street,  Omaha, NE    68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux, Gemini Fund Services, LLC.

450 Wireless Blvd., Hauppauge, NY 11788

              (Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 1/31/11

Item 1.  Reports to Stockholders.

Annual Report

January 31, 2011

1-866-263-9260

www.unusualfund.com

Distributed by Northern Lights Distributors, LLC

FINRA Member

TO SHAREHOLDERS OF THE

ADAPTIVE ALLOCATION FUND

January 31, 2011

The past 12 months were another roller coaster ride for the markets. February, March and April of 2010 showed a continuance, from 2009, of the advance in the stock market.  However, in May and June, equity markets fell sharply, giving back all gains. After a choppy summer, the equity markets broke out to the upside and, thanks to a strong showing over the last 5 months, the market was able to finish up more than 20% for the entire period.

Our Investment Models Year in Review

Trend-Following: Equities

As the year began, our trend-following equity strategies (S&P 500 and Russell 2000) were aggressively invested in the market. In May, both models became defensive and moved to cash, signaling that the uptrend in the equity markets had been interrupted. For the next several months, equity markets were very volatile and didn’t appear to be heading toward a positive trend change until late September and early October.  In early October, both our S&P 500 and Russell 2000 models signaled that change to the upside, and we re-entered the market. We remained aggressively invested in the equity markets for the remainder of the year.

Trend-Following: Bonds

Our bond systems traded a little more than usual over these past 12 months. We entered the year with all of our trend-following bond strategies (High-Yield Corporates, High-Yield Municipals and Inflation Protected bonds) in the market. Inflation Protected bonds remained invested in the market the entire year. High-Yield Municipals were invested for most of the year, but in mid-November, the model signaled a trend change and we moved out of the segment. Our most actively traded bond segment was High-Yield Corporates.  After several trades early in the year, we entered the market in July and remained invested through year-end.

In our continuing quest to improve strategy diversification, two additional bond systems (Foreign Bonds and Convertibles) were added during the second half of the year. We entered Foreign Bonds in August and Convertibles in early October.  However, in mid-November our Foreign Bond model signaled a trend change and that segment moved to cash.

Financial Statement Analysis: Individual Stocks

During the year, we continued to see only a few stocks being selected by our financial statement analysis models, which has been the case for some time now. Although our individual stock selections did increase somewhat during the last six months, we still continue to hold fewer stocks than we would expect to own in a “normal” market.  We held eight stocks as of January 31, 2011.

The total return for the Adaptive Allocation Fund  - Class C and the S&P 500 for the period ending January 31, 2011 are listed below (Periods greater than 1 year are annualized):

Since

Past

Past

Past

Past

Inception

6 months

1 year

2 years

3 years

(2/24/2006)

Adaptive Allocation Fund C

14.46%

22.23%

22.97%

7.43%

2.32%

S&P 500

17.93%

22.19%

27.54%

-0.05%

2.07%

Performance information for Class A Shares is not presented, as the inception date for A Shares is March 25, 2010.

Please remember that past performance may not be indicative and is no guarantee of future results. The Fund performance data quoted here represents past performance. Current performance may be lower or higher than the performance data quoted above. Investment return and principal value will fluctuate, so that shares, when redeemed, may be worth more or less than their original cost.  A fund's performance, especially for very short periods of time, should not be the sole factor in making your investment decisions.  There is neither a front end load nor a deferred sales charge for the Adaptive Allocation Fund C Class Shares. The A Class Shares are subject to a maximum front end load of 4.75%. Shares held for less than 90 days of both classes are subject to a 2.00% redemption fee. The total operating expense ratio (including indirect expenses such as the costs of investing in underlying funds), as stated in the fee table in the Fund’s prospectus dated June 1, 2010, is 3.49% for C Class and 2.74% for A Class.  For current performance information, please visit www.unusualfund.com or call toll-free 1-866-263-9260. All performance figures reflect fee waivers and expense subsidies, without which performance figures would have been lower.

Historical performance results for investment indices and/or categories have been provided for general comparison purposes only, and generally do not reflect the deduction of transaction and/or custodial charges, the deduction of an investment management fee, nor the impact of taxes, the incurrence of which would have the effect of decreasing historical performance results. It should not be assumed that your account holdings correspond directly to any comparative indices. Past performance may not be indicative of future results and does not reflect the impact of taxes on non-qualified accounts. The data herein is not guaranteed.  You cannot invest directly in an index.

The S&P 500 Index is an unmanaged composite of 500-large capitalization companies. This index is widely used by professional investors as a performance benchmark for large-cap stocks.

Before investing, please read the Fund’s prospectus and shareholder reports to learn about its investment strategy and potential risks.  Mutual Fund investing involves risk including loss of principal.  Investments in derivative securities, if any, may be more volatile and less liquid than traditional securities and the Fund could suffer losses on its derivative positions.  An investor should also consider the Fund's investment objective, charges, expenses, and risk carefully before investing. This and other information about the Fund is contained in the Fund's prospectus, which can be obtained on the web at www.unusualfund.com or by calling 1-866-263-9260. Please read the prospectus carefully before investing. The Adaptive Allocation Fund is distributed by Northern Lights Distributors, LLC, member FINRA www.finra.org 0503-NLD-3/10/2011

Adaptive Allocation Fund
PORTFOLIO REVIEW (Unaudited)
January 31, 2011

The Fund's performance figures* for the period ending January 31, 2011, compared to its benchmark:

Annualized Average Returns:	Six Months	One Year	Three Year	Inception** - January 31, 2011	Inception*** - January 31, 2011
Adaptive Allocation Fund - Class C	14.46%	22.23%	7.43%	2.32%	N/A
Adaptive Allocation Fund - Class A	14.94%	N/A	N/A	N/A	10.64%
Adaptive Allocation Fund - Class A w/ load	9.45%	N/A	N/A	N/A	5.35%
S&P 500 Total Return Index	17.93%	22.19%	-0.05%	2.07%	12.16%

Comparison of the Change in Value of a $10,000 Investment

* The Performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted.  The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost.  The returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or on the redemptions of Fund shares.  Returns greater than 1 year are annualized.  For performance information current to the most recent month-end, please call 1-866-263-9260.

** Inception date is February 24, 2006.
*** Inception date is March 25, 2010.

Top Holdings By Industry	% of Net Assets
Exchange Traded Funds	33.5%
Mutual Funds	25.6%
Common Stock	15.4%
Other, Cash & Cash Equivalents	25.5%
100.0%

Please refer to the Portfolio of Investments in this annual report for a detailed analysis of the Fund's holdings.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS
January 31, 2011
Shares		Value
	COMMON STOCK - 15.4%
	BANKS - 1.8%
23,757	Itau Unibanco Holding SA	$ 510,775

	COMPUTERS - 3.8%
1,647	Apple, Inc. *	558,860
9,993	NetApp, Inc. *	546,917
		1,105,777
	RETAIL - 2.1%
22,273	Ascena Retail Group, Inc. *	603,821

	SEMICONDUCTORS - 4.0%
16,183	Altera Corp.	607,995
14,417	Analog Devices, Inc.	559,812
		1,167,807
	SOFTWARE - 1.8%
19,266	Microsoft Corp.	534,150

	TELECOMMUNICATIONS - 1.9%
9,899	America Movil SAB de CV	564,144

	TOTAL COMMON STOCK (Cost - $4,461,560)	4,486,474

	MUTUAL FUNDS - 25.6%
	ASSET ALLOCATION FUNDS - 5.2%
81,098	Calamos Convertible Fund - Class I	1,517,334

	DEBT FUNDS - 10.4%
59,210	Vanguard Inflation-Protected Securities Fund - Admiral Shares	1,512,234
169,080	Western Asset High Yield Portfolio - Institutional Shares	1,506,500
		3,018,734
	EQUITY FUNDS - 10.0%
34,317	ProFunds UltraBull ProFund - Investor Class *	1,435,463
77,354	ProFunds UltraSmall-Cap ProFund - Investor Class *	1,495,244
		2,930,707

	TOTAL MUTUAL FUNDS (Cost - $6,682,193)	7,466,775

See accompanying notes to financial statements.

Adaptive Allocation Fund
PORTFOLIO OF INVESTMENTS (Continued)
January 31, 2011
Shares		Value
	EXCHANGE TRADED FUNDS - 33.5%
	EQUITY FUNDS - 33.5%
21,509	Direxion Daily Small Cap Bull 3X Shares	$ 1,526,279
68,404	ProShares Ultra Russell2000	2,891,437
106,850	ProShares Ultra S&P500	5,356,390
	TOTAL EXCHANGE TRADED FUNDS (Cost - $7,745,955)	9,774,106

	SHORT-TERM INVESTMENTS - 25.7%
	MONEY MARKET FUNDS - 25.7%
2,000,000	Fidelity Institutional Money Market Funds - Treasury Only Portfolio, 0.01% **	2,000,000
3,003,327	Goldman Sachs Financial Square Funds - Government Fund, 0.01% **	3,003,327
2,500,000	Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 0.01% **	2,500,000
	TOTAL SHORT-TERM INVESTMENTS (Cost - $7,503,327)	7,503,327

	TOTAL INVESTMENTS - 100.2% (Cost - $26,393,035) (a)	$ 29,230,682
	LIABILITIES LESS OTHER ASSETS - (0.2%)	(49,662)
	NET ASSETS - 100.0%	$ 29,181,020

(a)

Represents cost for financial reporting purposes.  Aggregate cost for federal tax purposes is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 2,977,026
	Unrealized depreciation:	(139,379)
	Net unrealized appreciation:	$ 2,837,647

*	Non-Income producing security.
**	Money Market Fund; Interest rate reflects seven-day effective yield on January 31, 2011.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF ASSETS AND LIABILITIES
January 31, 2011

ASSETS
Investment securities:
At cost	$ 26,393,035
At value	$ 29,230,682
Receivable for Fund shares sold	19,000
Dividends and interest receivable	3,259
Prepaid expenses and other assets	12,309
TOTAL ASSETS	29,265,250

LIABILITIES
Payable for Fund shares redeemed	6,013
Investment advisory fees payable	24,825
Distribution (12b-1) fees payable	16,748
Fees payable to other affiliates	10,644
Shareholder servicing fee payable	5,583
Accrued expenses and other liabilities	20,417
TOTAL LIABILITIES	84,230
NET ASSETS	$ 29,181,020

Net Assets Consist Of:
Paid in capital [$0 par value, unlimited shares authorized]	$ 25,561,116
Accumulated net investment loss	(6,832)
Accumulated net realized gain from security transactions	789,089
Net unrealized appreciation of investments	2,837,647
NET ASSETS	$ 29,181,020

Net Asset Value Per Share:
Class A Shares:
Net Assets	$ 4,063,552
Shares of beneficial interest outstanding	361,837
Net Asset Value (Net Assets / Shares Outstanding) and redemption price per share (a)	$ 11.23
Maximum offering price per share (maximum sales charge of 4.75%)	$ 11.79

Class C Shares:
Net Assets	$ 25,117,468
Shares of beneficial interest outstanding	2,249,930
Net Asset Value (Net Assets / Shares Outstanding), offering price
and redemption price per share (a)	$ 11.16

(a) Redemptions made within 90 days of purchase may be assessed a redemption fee of 2.00%.

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENT OF OPERATIONS
For the Year Ended January 31, 2011

INVESTMENT INCOME
Dividends (net of $688 foreign taxes withheld)	$ 369,746
Interest	661
TOTAL INVESTMENT INCOME	370,407

EXPENSES
Investment advisory fees	243,153
Distribution (12b-1) fees - Class A	4,277
Distribution (12b-1) fees - Class C	169,532
Shareholder servicing fees - Class C	56,511
Administrative services fees	36,551
Transfer agent fees	33,375
Accounting services fees	26,213
Professional fees	25,486
Registration fees	10,720
Compliance officer fees	9,707
Printing and postage expenses	6,454
Trustees' fees and expenses	5,853
Custodian fees	4,085
Insurance expense	811
Other expenses	2,394
TOTAL EXPENSES	635,122
NET INVESTMENT LOSS	(264,715)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from security transactions	6,050,761
Distributions of realized gains from other investment companies	47,551
Net change in unrealized appreciation (depreciation) of investments	(998,812)
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	5,099,500

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 4,834,785

See accompanying notes to financial statements.

Adaptive Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	Year Ended	Year Ended
	January 31, 2011	January 31, 2010
FROM OPERATIONS
Net investment loss	$ (264,715)	$ (104,396)
Net realized gain (loss) from security transactions	6,050,761	(896,669)
Distributions of realized gains from other investment companies	47,551	-
Net change in unrealized appreciation (depreciation) of investments	(998,812)	4,705,491
Net increase in net assets resulting from operations	4,834,785	3,704,426

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	3,925,700	-
Class C	2,978,453	915,926
Payments for shares redeemed:
Class A	(156,352)	-
Class C	(2,422,927)	(376,192)
Redemption fee proceeds:
Class A	91	-
Class C	700	-
Net increase in net assets from shares of beneficial interest	4,325,665	539,734

TOTAL INCREASE IN NET ASSETS	9,160,450	4,244,160

NET ASSETS
Beginning of Year	20,020,570	15,776,410
End of Year*	$ 29,181,020	$ 20,020,570
* Includes accumulated net investment loss of:	$ (6,832)	$ (7,499)

SHARE ACTIVITY
Shares Sold:
Class A	376,906	-
Class C	291,223	104,416
Shares Redeemed:
Class A	(15,069)	-
Class C	(235,002)	(47,886)
Net increase in shares of beneficial interest outstanding	418,058	56,530

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout The Period Presented

Class A

Period Ended
January 31,
2011 (1)
Net asset value,
beginning of period	$ 10.15

Activity from investment operations:
Net investment loss (7)	(0.02)
Net realized and unrealized
gain on investments	1.10
Total from investment operations	1.08

Paid-in-Capital from
Redemption fees (2)	-

Net asset value, end of period	$ 11.23

Total return (3,4)	10.64%

Net assets, end of period (000s)	$ 4,064

Ratio of expenses to average
net assets (5,6)	1.91%
Ratio of net investment loss
to average net assets (5,6)	(0.27)%

Portfolio Turnover Rate (4)	237%

(1) The Adaptive Allocation Fund's Class A shares commenced operations on March 25, 2010.
(2) Amount represents less than $.01 per share.
(3) Total return shown excludes the effect of applicable sales load and redemption fees.
(4) Not annualized.
(5)	The ratios of expenses to average net assets and net investment loss to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized.
(7)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

See accompanying notes to financial statements.

Adaptive Allocation Fund
FINANCIAL HIGHLIGHTS
Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period Presented

	Class C

	Year Ended		Year Ended	Year Ended	Year Ended		Period Ended
	January 31,		January 31,	January 31,	January 31,		January 31,
	2011		2010	2009	2008		2007 (1)
Net asset value,
beginning of year	$ 9.13		$ 7.38	$ 9.00	$ 10.35		$ 10.00

Activity from investment operations:
Net investment income (loss) (7)	(0.12)		(0.05)	(0.12)	(0.01)		0.02
Net realized and unrealized
gain/(loss) on investments	2.15		1.80	(1.50)	(1.34)		0.37
Total from investment operations	2.03		1.75	(1.62)	(1.35)		0.39

Paid-in-Capital from
Redemption fees	-	(2)	-	-	-	(2)	-

Less distributions from:
Net investment income	-		-	-	-		(0.04)
Total distributions	-		-	-	-		(0.04)

Net asset value, end of year	$ 11.16		$ 9.13	$ 7.38	$ 9.00		$ 10.35

Total return (3)	22.23%		23.71%	(18.00%)	(13.04%)		3.88%	(4)

Net assets, end of year (000s)	$ 25,117		$ 20,021	$ 15,776	$ 20,154		$ 25,865

Ratio of expenses to average
net assets (5)	2.66%		2.76%	2.79%	2.59%		2.76%	(6)
Ratio of net investment income (loss)
to average net assets (5)	(1.15)%		(0.59)%	(1.30)%	(0.09)%		0.19%	(6)

Portfolio Turnover Rate	237%		164%	728%	610%		694%	(4)

(1)	The Adaptive Allocation Fund's Class C shares commenced operations on February 24, 2006.
(2) Amount represents less than $.01 per share.
(3)	Total return shown excludes the effect of applicable redemption fees.
(4) Not annualized.
(5)	The ratios of expenses to average net assets and net investment income (loss) to average net assets do not reflect the expenses of the underlying investment companies in which the Fund invests.
(6) Annualized
(7)	Per share amounts calculated using average shares method, which more appropriately presents the per share data for the period.

See accompanying notes to financial statements.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS

January 31, 2011

1.

ORGANIZATION

The Adaptive Allocation Fund (the “Fund”) is a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware, and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.   The Fund seeks growth and risk-adjusted total return.  The Fund currently offers two classes of shares; Class A and Class C shares.  Class C shares commenced operations on February 24, 2006 and are offered at net asset value.  Class A shares commenced operations on March 25, 2010 and are offered at net asset value plus a maximum sales charge of 4.75%.  There are no sales charges on reinvested distributions.

2.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.  Investments in open-end investment companies are valued at net asset value.

Valuation of Fund of Funds - The Fund may invest in open-end or closed-end investment companies (the “Underlying Funds”).  Open-end mutual funds are valued at their respective net asset values as reported by such investment companies.  The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods established by the Board of Trustees of the Underlying Funds.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares.  There can be no assurance that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of January 31, 2011 for the Fund’s investments measured at fair value:

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Assets*	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,486,474	$ -	$ -	$ 4,486,474
Mutual Funds	7,466,775	-	-	7,466,775
Exchange Traded Funds	9,774,106	-	-	9,774,106
Short Term Investments	-	7,503,327	-	7,503,327
Total Investments	$ 21,727,355	$ 7,503,327	$ -	$ 29,230,682

 The Fund did not hold any Level 3 securities during the period.

*Refer to the Portfolio of Investments for security classifications.

Security transactions and related income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis.  Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.  Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.  Any such reclassifications will have no effect on net assets, results of operations, or net asset values per share of the Fund.

Federal income tax – It is the Fund’s policy to qualify as a regulated investment company by complying with the provisions of Subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its taxable income and net realized gains to shareholders. Therefore, no federal income tax provision is required.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities.  Management has reviewed the tax positions in the open tax years of 2008 through 2010 and during the year ended January 31, 2011 and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the above open tax years.  The Fund identifies its major tax jurisdictions as U.S. Federal and Nebraska State.  The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the period, the Fund did not incur any interest or penalties. Generally tax authorities can examine tax returns filed for the last three years.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust.  Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities.  The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.  However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended January 31, 2011, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $39,317,357 and $39,257,623, respectively.

4.  INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are supervised under the direction of the Board, which is responsible for the overall management of the Fund. Critical Math Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”). The Fund has employed Gemini Fund Services, LLC (“GFS”) to provide administration, fund accounting, and transfer agent services. A Trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Pursuant to an Advisory Agreement with the Fund, the Advisor, under the supervision of the Board, oversees the daily operations of the Fund and supervises the performance of administrative and professional services provided by others.  As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2011, to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that the total expenses incurred by the Fund (excluding taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses or extraordinary expenses, such as litigation, not incurred in the ordinary course of the Fund’s business) do not exceed 2.24% and 2.99% per annum of the Fund’s average daily net assets for Class A shares and Class C shares respectively.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

If the Advisor waives any fee or reimburses any expense pursuant to the Waiver Agreement, and the Fund's Operating Expenses are subsequently less than 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively, the Advisor shall be entitled to reimbursement by the Fund for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Fund's expenses to exceed 2.24% and 2.99% of average daily net assets for Class A shares and Class C shares respectively.  If Fund Operating Expenses subsequently exceed 2.24% and 2.99% per annum of the Fund's average daily net assets for Class A shares and Class C shares respectively, the reimbursements shall be suspended. The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement).   No amounts will be paid to the Advisor in any fiscal quarter unless the Board determines that reimbursement is in the best interests of the Fund and its shareholders.  As of January 31, 2011 no fees were required to be reimbursed under this agreement.

The Board has adopted a Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act.  The Plan provides that a monthly service and/or distribution fee is calculated by the Fund at an annual rate of 0.25% of its average daily net assets attributable to Class A shares and 1.00% of its average daily net assets attributable to Class C shares and is paid to Northern Lights Fund Distributors, LLC (the “Distributor”) to provide compensation for ongoing shareholder servicing and distribution-related activities.  A portion of the fee payable pursuant to the plan, equal to 0.25% of average daily net assets attributable to Class C shares, is currently characterized as a service fee, which may be paid out to entities providing maintenance of shareholder accounts and certain other shareholder services.  The Advisor may receive such service fees with respect to Fund accounts for which it provides shareholder servicing.

The Distributor acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares and is an affiliate of GFS.

Each Fund pays its pro rata share of a total fee of $12,500 per quarter for the Northern Lights Fund Trust to each Trustee who is not affiliated with the Trust or Advisor.  Each Fund pays the chairperson of the audit committee its pro rata share of an additional $2,500 per quarter.  The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

Pursuant to separate servicing agreements, GFS is compensated for providing administration, fund accounting, transfer agency and custody administration services to the Fund as follows:

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

Administration.  The Fund pays GFS an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund is subject to a minimum annual fee. The Fund also pays GFS for any out-of-pocket expenses.    Fees are billed monthly as follows:

The greater of:

A minimum annual fee of $36,000 or

10 basis points or 0.10% per annum on the first $100 million in net assets

8 basis points or 0.08% per annum on the next $150 million in net assets

6 basis points or 0.06% per annum on net assets greater than $250 million

Fund Accounting.  Total charges for Fund Accounting services include asset-based fees and out-of-pocket expenses. Fees are calculated based upon the average net assets of the Fund for the previous month. The Fund pays GFS a base annual fee of $27,000 plus a basis point fee in decreasing amounts as Fund assets reach certain breakpoints, as follows:

2 basis points or 0.02% on net assets of $25 million to $100 million

1 basis point or 0.01% on net assets greater than $100 million

A portion of the amount paid by the Fund during the year ended January 31, 2011 was accrued for in prior year.

Transfer Agency.  For the services rendered by GFS in its capacity as transfer agent, the Fund pays GFS transfer agent fees, out-of-pocket expenses, activity charges, and special report charges.   The fees are billed monthly as follows:

The greater of the annual minimum or per account charges.   The annual minimum is $13,500 per class and the per account charge is $14.00 for open accounts and $2.00 for closed accounts.

Custody Administration. Pursuant to the terms of the Fund’s Custody Administration Agreement with GFS (the “Custody Administration Agreement”), the Fund pays an asset-based fee in decreasing amounts as Fund assets reach certain breakpoints. The Fund also pays certain transaction fees and out-of-pocket expenses pursuant to the Custody Administration Agreement. GFS’s fees collected for the year ended January 31, 2011 were $2,008.  The Custodian fees listed in the Statement of Operations include the fees paid to GFS pursuant to the Custody Administration Agreement.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

In addition, certain affiliates of GFS provide ancillary services to the Fund as follows:

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of GFS, provides a Chief Compliance Officer (“CCO”) to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives from the Fund an annual fee, payable quarterly, and is reimbursed for out-of-pocket expenses.  For the year ended January 31, 2011, the Fund incurred expenses of $9,707 for compliance services pursuant to the Trust’s Agreement with NLCS.

GemCom, LLC (“GemCom”), an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Fund on an ad-hoc basis.  For EDGAR services, GemCom charges a per-page conversion fee and a flat filing fee.  For the year ended January 31, 2011, GemCom collected amounts totaling $5,732 for EDGAR and printing services performed.  Such fees are included in the line item marked “Printing and postage expenses” on the Statement of Operations in this shareholder report.

5.  REDEMPTION FEES

The Fund may assess a short-term redemption fee of 2.00% of the total redemption amount if shareholders sell their shares after holding them for less than 90 days. The redemption fee is paid directly to the Fund.  For the year ended January 31, 2011, the Fund assessed $91 for Class A shares and $700 for Class C shares in redemption fees.

6. TAX COMPONENTS OF CAPITAL

As of January 31, 2011, the components of accumulated earnings/(deficit) on a tax basis were as follows:

The difference between book basis and tax basis undistributed ordinary income is primarily attributable to the unamortized portion of organizational expenses for tax purposes of $6,832.

Permanent book and tax differences, primarily attributable to net operating losses, resulted in reclassification for the period ended January 31, 2011 as follows: a decrease in paid-in capital of $265,382 and a decrease in accumulated net investment loss of $265,382.

Adaptive Allocation Fund

NOTES TO FINANCIAL STATEMENTS (Continued)

January 31, 2011

7. NEW ACCOUNTING PRONOUNCEMENTS

In January 2010, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements.”  ASU No. 2010-06 amends FASB Accounting Standards Codification Topic 820, Fair Value Measurements and Disclosures, to require additional disclosures regarding fair value measurements.  Effective for fiscal years beginning after December 15, 2010 and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis rather than as a net number as currently required.  Management is currently evaluating the impact ASU No. 2010-06 will have on the Fund’s financial statement disclosures.

8.  SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities.  For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made.  Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Adaptive Allocation Fund and

Board of Trustees of Northern Lights Fund Trust

We have audited the accompanying statement of assets and liabilities of Adaptive Allocation Fund (the “Fund”), a series of shares of beneficial interest of Northern Lights Fund Trust, including the portfolio of investments, as of January 31, 2011, the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or period in the four-year period then ended and for the period February 24, 2006 (commencement of operations) through January 31, 2007.  These financial statements and financial highlights are the responsibility of the Fund’s management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of January 31, 2011 by correspondence with the custodian.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Adaptive Allocation Fund as of January 31, 2011, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and its financial highlights for each of the years or period in the four-year period then ended and for the period February 24, 2006 through January 31, 2007, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania

March 23, 2011

Adaptive Allocation Fund

EXPENSE EXAMPLES (Unaudited)

January 31, 2011

As a shareholder of the Adaptive Allocation Fund, you incur two types of costs: (1) transaction costs, including sales loads and redemption fees; (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Adaptive Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from August 1, 2010 through January 31, 2011.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses.  You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Adaptive Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees.  Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Actual	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period 8/1/10 – 1/31/11*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$1,149.40	$12.14	2.24%
Class C	$1,000.00	$1,144.60	$14.16	2.62%

Hypothetical (5% return before expenses)	Beginning Account Value 8/1/10	Ending Account Value 1/31/11	Expenses Paid During Period 8/1/10 – 1/31/11*	Fund’s Annualized Expense Ratio
Class A	$1,000.00	$1,013.91	$11.37	2.24%
Class C	$1,000.00	$1,012.00	$13.29	2.62%

*Expenses are equal to the average account value over the period, multiplied by the Fund’s annualized expense ratio, multiplied by the number of days in the period (184) divided by the number of days in the fiscal year (365).

Adaptive Allocation Fund

SUPPLEMENTAL INFORMATION (Unaudited)

January 31, 2011

Renewal of Advisory Agreement – Adaptive Allocation Fund

In connection with a meeting held on September 22, 2010, the Board of Trustees (the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not interested persons of the Trust or interested persons to the investment advisory agreement (the “Independent Trustees”), discussed the renewal of an investment advisory agreement (the “Agreement”) between Critical Math Advisors, LLC (“CMA” or the “Adviser”) and the Trust, on behalf of the Adaptive Allocation Fund (the “Fund”).  In considering the Agreement, the Adviser had provided the Board with written materials regarding: (a) investment management personnel; (b) operations and financial condition; (c) brokerage practices (including any soft dollar arrangements); (d) the level of the advisory fees charged compared with the fees charged to comparable mutual funds or accounts; (e) the Fund’s overall fees and operating expenses compared with similar mutual funds; (f) the level of profitability from its fund-related operations; (g) compliance systems; (h) policies and procedures for personal securities transactions; and (i) the Fund’s performance compared with key indices.

In its consideration of the renewal of the Agreement for the Fund, the Board, including the Independent Trustees, did not identify any single factor as controlling.  Matters considered by the Board, including the Independent Trustees, in connection with its renewal of the Agreement included the following:

Nature, Extent and Quality of Services.  The Trustees discussed the extent of CMA’s research capabilities, the quality of its compliance infrastructure and the experience of its fund management personnel.  The Board then reviewed CMA’s financial statements and concluded that the Adviser is sufficiently well capitalized to meet its obligations to the Trust.  The Trustees concluded that the Adviser had provided a level of service consistent with the Board’s expectations.

Performance.  The Board, including the Independent Trustees, considered the nature and extent of CMA’s past performance as investment adviser to the Fund, as well as other factors relating to its track record.  The Trustees discussed the relative outperformance of CMA since the Fund’s inception as compared to its benchmark.  The Board concluded that the Adviser’s past performance was acceptable.

Fees and Expenses.  The Board noted that CMA charges a 1.00% annual advisory fee based on the average net assets of the Fund.  The Board then discussed the comparison of management fees and total operating expense data and reviewed the Fund’s advisory fees and overall expenses compared to a peer group of similarly managed funds.  The Trustees then discussed the management strategy of the Fund and the overall duties of the Adviser.  The Board, including the Independent Trustees, considered the expense ratio for the Fund, and expense ratios of a peer group of funds.  The Trustees concluded that the Fund’s advisory fees and expense ratio were acceptable in light of the quality of the services the Fund currently receives from the Adviser, and the level of fees paid by a peer group of other similarly managed mutual funds of comparable size.

Economies of Scale. The Board, including the Independent Trustees, considered whether there will be economies of scale in respect of the management of the Fund and whether there is potential for realization of any further economies of scale.  After discussion, it was the consensus of the Board that, based on the current size of the Fund, economies of scale was not a relevant consideration.

Profitability.  The Board, including the Independent Trustees, considered the profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. It also considered the profits realized by the Adviser from other activities related to the Fund. The Trustees concluded that the Adviser’s level of profitability from its relationship to the Fund is not excessive.

Conclusion.  Having requested and received such information from the Adviser as the Board believed to be reasonably necessary to evaluate the terms of the Agreement, and as assisted by the advice of independent counsel, the Board, including the Independent Trustees, concluded that the advisory fee structure is fair and reasonable and that renewal of the Agreement is in the best interests of the Trust and the Fund’s shareholders, and unanimously renewed the Agreement.

Adaptive Allocation Fund

TRUSTEES AND OFFICERS (Unaudited)

January 31, 2011

This chart provides information about the Trustees and Officers who oversee the Portfolio.  Officers elected by the Trustees manage the day-to-day operations of the Portfolio and execute policies formulated by the Trustees.  The term of office of each Trustee listed below will continue indefinitely. Unless otherwise noted, the address of each Trustee and Officer is 4020 South 147th Street, Suite 2, Omaha, Nebraska 68137.

                            Independent Trustees

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
L. Merill Bryan Age: 66	Trustee Since 2005	Retired. Formerly, Senior Vice President and Chief Information Officer of Union Pacific Corporation (a railroad company) (1966-2005).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Anthony J. Hertl Age: 60	Trustee Since 2005	Consultant to small and emerging businesses (since 2000).	76

AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund; Satuit Capital Management Trust; The Z-Seven Fund, Inc. (2007 – May, 2010), Greenwich Advisors Trust and Global Real Estate Fund

Gary W. Lanzen Age: 56	Trustee Since 2005	Chief Investment Officer (since 2006); President, Orizon Investment Counsel, LLC (2000-2006); Partner, Orizon Group, Inc. (a financial services company) (2002-2006).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund
Mark H. Taylor Age: 46	Trustee Since 2007	Professor, Department of Accountancy, Weatherhead School of Management, Case Western Reserve University (since 2009); John P. Begley Endowed Chair in Accounting, Creighton University (2002 – 2009); Member Auditing Standards Board, AICPA (since 2008).	76	Ladenburg Thalmann Alternative Strategies Fund; Lifetime Achievement Mutual Fund (LFTAX) (Director and Audit Committee Chairman)

Adaptive Allocation Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2011

                            Interested Trustees and Officers

Name, Address and Age	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex ** Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Michael Miola*** Age: 58	Trustee Since 2005	Co-Owner and Co-Managing Member of NorthStar Financial Services Group, LLC; Manager of Gemini Fund Services, LLC; Orion Advisor Services, LLC, CLS Investments, LLC, Gemcom, LLC and Northern Lights Compliance Services, LLC (since 2003).	76	AdvisorOne Funds (10 portfolios); Ladenburg Thalmann Alternative Strategies Fund ; Constellation Trust Co.
Andrew Rogers 450 Wireless Blvd. Hauppauge, NY 11788 Age: 41	President Since2006

President and Manager, Gemini Fund Services, LLC (since 2006), formerly Senior Vice President and Director of Administration (2001 - 2005); Formerly Manager, Northern Lights Compliance Services, LLC (2006 – 2008); Manager (since 2006) and President (since 2004), GemCom LLC.

			N/A	N/A
Kevin E. Wolf 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Treasurer Since 2006

Director of Fund Administration, Gemini Fund Services, LLC (since 2006); Vice President, Fund Administration, Gemini Fund Services, LLC (2004 - 2006); Vice-President, GemCom, LLC (since 2004); Senior Fund Administrator, Gemini Fund Services, LLC (2001-2004).

			N/A	N/A
Emile R. Molineaux 450 Wireless Blvd. Hauppauge, NY 11788 Age: 48	Secretary Since 2005	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary and CCO, Northern Lights Compliance Services, LLC; (since 2003); In-house Counsel, The Dreyfus Funds (1999 – 2003).	N/A	N/A

Adaptive Allocation Fund

TRUSTEES AND OFFICERS (Unaudited) (Continued)

January 31, 2011

James P. Ash 450 Wireless Blvd. Hauppauge, NY 11788 Age: 34	Assistant Secretary Since 2010	Director of Legal Administration, Gemini Fund Services, LLC (since 2009); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2006 - 2008).	N/A	N/A
James Colantino 450 Wireless Blvd. Hauppauge, NY 11788 Age: 40	Assistant Treasurer Since 2006	Vice President (2004 - Present); Senior Fund Administrator (1999-2004), Gemini Fund Services, LLC.	N/A	N/A
Erik Naviloff 450 Wireless Blvd. Hauppauge, NY 11788 Age: 42	Assistant Treasurer Since 2009	Assistant Vice President, Gemini Fund Services, LLC, since 2007; Senior Accounting Manager, Fixed Income, Dreyfus Corporation, 2002 to 2007.	N/A	N/A
Richard Gleason 450 Wireless Blvd. Hauppauge, NY 11788 Age: 33	Assistant Treasurer Since 2010	Manager of Fund Administration, Gemini Fund Services, LLC (since 2008); Senior Fund Administrator, Gemini Fund Services, LLC (2005-2008).	N/A	N/A
Dawn Borelli 450 Wireless Blvd. Hauppauge, NY 11788 Age: 38	Assistant Treasurer Since 2010	Assistant Vice President, Fund Administration, Gemini Fund Services, LLC (since 2010), Assistant Vice President, Global Fund Administration, Legg Mason & Co. LLC (2003 – 2010).	N/A	N/A
Lynn Bowley Age: 52	Chief Compliance Officer Since 2007	Compliance Officer of Northern Lights Compliance Services, LLC (since 2007); Vice President of Investment Support Services for Mutual of Omaha Companies (2002 – 2006).	N/A	N/A

* The term of office for each Trustee and officer listed above will continue indefinitely.

** The term “Fund Complex” refers to the Northern Lights Fund Trust and the Northern Lights Variable Trust.

*** Michael Miola is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, Transfer Agent) and Northern Lights Distributors, LLC (the Funds’ Distributor).

NOTICE OF PRIVACY POLICY & PRACTICES

Your privacy is important to us.  The Fund is committed to maintaining the confidentiality, integrity, and security of your personal information.  When you provide personal information, the Fund believes that you should be aware of policies to protect the confidentiality of that information.

The Fund collects the following nonpublic personal information about you:

•

Information we receive from you on or in applications or other forms, correspondence, or conversations, including, but not limited to, your name, address, phone number, social security number, assets, income, and date of birth; and

•

Information about your transactions with us, our affiliates, or others, including, but not limited to, your account number and balance, payments history, parties to transactions, cost basis information, and other financial information.

The Fund does not disclose any nonpublic personal information about our current or former shareholders to nonaffiliated third parties, except as permitted by law.  For example, the Fund is permitted by law to disclose all of the information we collect, as described above, to our transfer agent to process your transactions.  Furthermore, the Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you.  The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

In the event that you hold shares of the Fund through a financial intermediary, including, but not limited to, a broker-dealer, bank, or trust company, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with non-affiliated third parties.

The Privacy Policy is not part of this shareholder report.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-866-263-9260 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-866-263-9260.

INVESTMENT ADVISOR

Critical Math Advisors, LLC

29 Emmons Drive, Suite A-20

Princeton, NJ 08540

ADMINISTRATOR

Gemini Fund Services, LLC

450 Wireless Blvd.

Hauppauge, New York 11788

LEGAL COUNSEL

Thompson Hine, LLP

312 Walnut Street, 14th Floor

Cincinnati, OH 45202

Item 2. Code of Ethics.

(a)

As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)

For purposes of this item, “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1)

Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2)

Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3)

Compliance with applicable governmental laws, rules, and regulations;

(4)

The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5)

Accountability for adherence to the code.

(c)

Amendments:  During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)

Waivers:  During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)         The Code of Ethics is not posted on Registrant’ website.

(f)          A copy of the Code of Ethics is attached as an exhibit.

Item 3. Audit Committee Financial Expert.

(a)

The Registrant’s board of trustees has determined that Anthony J. Hertl and Mark H. Taylor are  audit committee financial experts, as defined in Item 3 of Form N-CSR.  Mr. Hertl and Mr. Taylor are independent for purposes of this Item 3.

Item 4. Principal Accountant Fees and Services.

(a)

Audit Fees

2011 - $14,000

2010 - $13,500

2009 - $13,500

(b)

Audit-Related Fees

2011 – None

2010 – None

2009 – None

(c)

Tax Fees

2011 - $2,000

2010 - $2,000

2009 - $2,000

Preparation of Federal & State income tax returns, assistance with calculation of required income, capital gain and excise distributions and preparation of Federal excise tax returns.

(d)

All Other Fees

2011 - None

2010 - None

2009 - None

 (e)

(1)

Audit Committee’s Pre-Approval Policies

The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant.  The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant.  Services are reviewed on an engagement by engagement basis by the Audit Committee.

(2)

Percentages of Services Approved by the Audit Committee

2011

2010

Audit-Related Fees:

0.00%

0.00%

Tax Fees:

0.00%

0.00%

All Other Fees:

0.00%

0.00%

(f)

During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)

The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant:

2011 - $2,000

2010 - $2,000

2009 - $2,000

(h)

The registrant's audit committee has considered whether the provision of non-audit services to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5. Audit Committee of Listed Companies.  Not applicable to open-end investment companies.

Item 6.  Schedule of Investments.  Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable to open-end investment companies.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.  Not applicable to open-end investment companies.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable to open-end investment companies.

Item 10.  Submission of Matters to a Vote of Security Holders.  None

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)

There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

Code of Ethics filed herewith.

(a)(2)

Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3)

Not applicable for open-end investment companies.

(b)

Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

4/7/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

        Andrew B. Rogers, President

Date

4/7/11

By (Signature and Title)

/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

4/7/11